Quarterly Holdings Report
for
Fidelity Advisor® Stock Selector Mid Cap Fund
August 31, 2023
MC-NPRT3-1023
1.805741.119
Common Stocks - 98.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent, Inc. (a)(b)	60,100	963
Iridium Communications, Inc.	99,500	4,871
		5,834
Entertainment - 0.3%
Endeavor Group Holdings, Inc.	92,600	2,027
Liberty Media Corp. Liberty Formula One Class C	34,000	2,339
Liberty Media Corp. Liberty Live Class C	1,455	49
Warner Music Group Corp. Class A	62,600	2,085
		6,500
Interactive Media & Services - 0.4%
IAC, Inc. (a)	9,000	498
TripAdvisor, Inc. (a)	37,700	570
Ziff Davis, Inc. (a)	44,100	2,939
Zoominfo Technologies, Inc. (a)	171,800	3,096
		7,103
Media - 0.7%
Cable One, Inc.	5,100	3,318
Nexstar Broadcasting Group, Inc. Class A	29,100	4,737
TEGNA, Inc.	76,700	1,268
The New York Times Co. Class A	125,100	5,538
		14,861
TOTAL COMMUNICATION SERVICES		34,298
CONSUMER DISCRETIONARY - 13.9%
Automobile Components - 1.4%
Adient PLC (a)	243,200	9,526
Lear Corp.	112,353	16,189
Novem Group SA	172,300	1,865
		27,580
Automobiles - 0.4%
Harley-Davidson, Inc.	255,172	8,612
Broadline Retail - 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	146,800	11,315
Diversified Consumer Services - 0.9%
Cairo Mezz PLC (a)	5,814,724	735
H&R Block, Inc.	235,900	9,431
Service Corp. International	116,700	7,365
		17,531
Hotels, Restaurants & Leisure - 5.2%
ARAMARK Holdings Corp.	502,900	18,698
Brinker International, Inc. (a)	127,100	4,160
Caesars Entertainment, Inc. (a)	218,402	12,069
Churchill Downs, Inc.	176,194	22,074
Domino's Pizza, Inc.	33,400	12,939
Penn Entertainment, Inc. (a)	89,700	2,125
Planet Fitness, Inc. (a)	85,200	5,180
Red Rock Resorts, Inc.	40,000	1,757
Vail Resorts, Inc.	25,800	5,839
Wyndham Hotels & Resorts, Inc.	233,433	17,599
		102,440
Household Durables - 1.8%
Leggett & Platt, Inc.	203,540	5,740
Mohawk Industries, Inc. (a)	75,640	7,669
NVR, Inc. (a)	1,178	7,512
Taylor Morrison Home Corp. (a)	300,464	14,242
		35,163
Specialty Retail - 1.6%
Burlington Stores, Inc. (a)	35,000	5,679
Five Below, Inc. (a)	84,500	14,531
Foot Locker, Inc. (b)	192,300	3,773
Valvoline, Inc.	247,504	8,524
		32,507
Textiles, Apparel & Luxury Goods - 2.0%
Capri Holdings Ltd. (a)	151,664	7,961
Levi Strauss & Co. Class A	102,400	1,410
Prada SpA	906,200	5,922
PVH Corp.	147,354	12,319
Tapestry, Inc.	347,549	11,580
		39,192
TOTAL CONSUMER DISCRETIONARY		274,340
CONSUMER STAPLES - 5.1%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	13,400	4,897
Celsius Holdings, Inc. (a)	41,000	8,038
		12,935
Consumer Staples Distribution & Retail - 2.6%
Albertsons Companies, Inc.	38,000	851
BJ's Wholesale Club Holdings, Inc. (a)	195,400	13,168
Casey's General Stores, Inc.	24,500	5,988
Performance Food Group Co. (a)	258,400	16,054
Sprouts Farmers Market LLC (a)	146,500	5,976
U.S. Foods Holding Corp. (a)	224,200	9,064
		51,101
Food Products - 1.1%
Bunge Ltd.	8,400	960
Darling Ingredients, Inc. (a)	153,100	9,455
Freshpet, Inc. (a)(b)	18,100	1,367
Ingredion, Inc.	69,400	7,142
Nomad Foods Ltd. (a)	73,100	1,341
Post Holdings, Inc. (a)(b)	21,826	1,958
The Simply Good Foods Co. (a)	18,100	653
		22,876
Household Products - 0.3%
Energizer Holdings, Inc.	112,000	3,847
Reynolds Consumer Products, Inc.	52,500	1,433
		5,280
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	138,646	5,754
The Beauty Health Co. (a)(b)	595,100	3,666
		9,420
TOTAL CONSUMER STAPLES		101,612
ENERGY - 4.4%
Energy Equipment & Services - 1.2%
Championx Corp.	419,500	15,140
Liberty Oilfield Services, Inc. Class A	587,060	9,364
		24,504
Oil, Gas & Consumable Fuels - 3.2%
Chesapeake Energy Corp. (b)	134,000	11,820
Chord Energy Corp.	63,700	10,288
Denbury, Inc. (a)	52,102	4,772
EQT Corp.	222,092	9,599
HF Sinclair Corp.	195,006	10,743
Northern Oil & Gas, Inc.	240,800	10,073
Targa Resources Corp.	69,400	5,986
		63,281
TOTAL ENERGY		87,785
FINANCIALS - 14.1%
Banks - 5.3%
Associated Banc-Corp.	484,153	8,390
Axos Financial, Inc. (a)	59,472	2,563
Bancorp, Inc., Delaware (a)	904,809	33,211
Cadence Bank	289,749	6,629
East West Bancorp, Inc.	154,798	8,567
First Interstate Bancsystem, Inc.	88,246	2,286
Pathward Financial, Inc.	190,945	9,408
Piraeus Financial Holdings SA (a)	1,022,216	3,538
Popular, Inc.	215,600	14,721
Synovus Financial Corp.	86,032	2,664
Wintrust Financial Corp.	71,762	5,569
Zions Bancorp NA	214,988	7,632
		105,178
Capital Markets - 1.0%
Interactive Brokers Group, Inc. (b)	187,157	17,046
Patria Investments Ltd.	144,000	2,076
		19,122
Consumer Finance - 0.9%
NerdWallet, Inc. (a)	425,843	3,833
OneMain Holdings, Inc.	346,080	14,366
		18,199
Financial Services - 3.0%
AvidXchange Holdings, Inc. (a)	464,457	4,775
Cannae Holdings, Inc. (a)	176,027	3,455
Essent Group Ltd.	271,800	13,650
MGIC Investment Corp.	375,621	6,603
Nuvei Corp. (Canada) (c)	93,714	1,692
Repay Holdings Corp. (a)	372,761	3,437
Shift4 Payments, Inc. (a)	42,713	2,426
UWM Holdings Corp. Class A (b)	971,768	5,792
Voya Financial, Inc.	128,038	8,922
WEX, Inc. (a)	49,593	9,729
		60,481
Insurance - 3.9%
American Financial Group, Inc.	87,484	10,141
BRP Group, Inc. (a)	330,368	8,784
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,672	7,151
Globe Life, Inc.	34,646	3,865
Primerica, Inc.	70,600	14,188
Reinsurance Group of America, Inc.	94,429	13,090
Talanx AG	62,862	4,230
Unum Group	303,035	14,906
		76,355
TOTAL FINANCIALS		279,335
HEALTH CARE - 8.2%
Biotechnology - 1.1%
Repligen Corp. (a)	67,000	11,652
United Therapeutics Corp. (a)	46,000	10,321
		21,973
Health Care Equipment & Supplies - 2.3%
ICU Medical, Inc. (a)	54,000	7,832
Masimo Corp. (a)	112,000	12,799
Penumbra, Inc. (a)	72,000	19,044
Tandem Diabetes Care, Inc. (a)	190,000	5,198
		44,873
Health Care Providers & Services - 3.5%
Acadia Healthcare Co., Inc. (a)	180,000	13,878
agilon health, Inc. (a)	530,000	9,392
Alignment Healthcare, Inc. (a)	707,706	4,133
Chemed Corp.	27,000	13,809
Molina Healthcare, Inc. (a)	28,500	8,838
Privia Health Group, Inc. (a)	355,000	9,319
Surgery Partners, Inc. (a)	245,000	8,884
		68,253
Health Care Technology - 0.3%
Evolent Health, Inc. (a)	260,000	6,633
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	155,000	8,037
Bruker Corp.	194,000	12,726
		20,763
TOTAL HEALTH CARE		162,495
INDUSTRIALS - 23.1%
Aerospace & Defense - 2.0%
HEICO Corp. Class A	163,513	22,145
Howmet Aerospace, Inc.	239,600	11,853
Spirit AeroSystems Holdings, Inc. Class A (b)	217,600	4,639
		38,637
Building Products - 1.2%
Carlisle Companies, Inc.	90,640	23,840
Commercial Services & Supplies - 0.9%
The Brink's Co.	241,592	18,315
Construction & Engineering - 1.1%
MDU Resources Group, Inc.	20,992	427
Willscot Mobile Mini Holdings (a)	533,398	21,880
		22,307
Electrical Equipment - 1.4%
Regal Rexnord Corp.	172,933	28,048
Ground Transportation - 2.7%
Landstar System, Inc.	136,111	25,835
RXO, Inc.	287,300	5,194
XPO, Inc. (a)	286,400	21,374
		52,403
Machinery - 7.7%
AGCO Corp.	148,800	19,274
Allison Transmission Holdings, Inc.	120,863	7,306
Chart Industries, Inc. (a)(b)	66,900	12,081
Crane Co.	148,100	13,495
Dover Corp.	67,100	9,951
ESAB Corp.	311,800	22,503
Flowserve Corp.	672,194	26,599
IDEX Corp.	96,275	21,797
ITT, Inc.	195,787	20,025
		153,031
Marine Transportation - 0.9%
Kirby Corp. (a)	221,394	18,338
Passenger Airlines - 0.2%
JetBlue Airways Corp. (a)	542,700	3,213
Professional Services - 3.0%
CACI International, Inc. Class A (a)	74,900	24,568
Ceridian HCM Holding, Inc. (a)(b)	63,200	4,583
FTI Consulting, Inc. (a)	34,915	6,488
KBR, Inc.	384,960	23,683
		59,322
Trading Companies & Distributors - 2.0%
Air Lease Corp. Class A	347,700	14,172
WESCO International, Inc.	155,213	25,121
		39,293
TOTAL INDUSTRIALS		456,747
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 0.4%
Ciena Corp. (a)	74,900	3,744
Lumentum Holdings, Inc. (a)	83,600	4,525
		8,269
Electronic Equipment, Instruments & Components - 2.2%
Avnet, Inc.	163,200	8,282
Cognex Corp.	216,671	10,201
Coherent Corp. (a)	46,700	1,757
Crane Nxt Co.	132,500	7,865
Jabil, Inc.	56,600	6,476
Trimble, Inc. (a)	91,900	5,035
TTM Technologies, Inc. (a)	290,100	4,322
		43,938
IT Services - 2.4%
Akamai Technologies, Inc. (a)	60,500	6,358
EPAM Systems, Inc. (a)	40,100	10,385
GoDaddy, Inc. (a)	107,800	7,817
MongoDB, Inc. Class A (a)	7,500	2,860
Okta, Inc. (a)	40,400	3,374
Twilio, Inc. Class A (a)	164,400	10,474
Wix.com Ltd. (a)	51,300	5,067
		46,335
Semiconductors & Semiconductor Equipment - 0.7%
Cirrus Logic, Inc. (a)	79,800	6,547
SolarEdge Technologies, Inc. (a)	43,300	7,039
		13,586
Software - 4.5%
Aspen Technology, Inc. (a)	18,248	3,540
Bill Holdings, Inc. (a)	68,200	7,863
Blackbaud, Inc. (a)	144,600	11,006
BlackLine, Inc. (a)	44,173	2,653
Blend Labs, Inc. (a)(b)	1,380,893	1,602
Elastic NV (a)	143,800	8,898
Five9, Inc. (a)	130,600	9,452
Gen Digital, Inc.	443,700	8,985
Guidewire Software, Inc. (a)	68,200	5,895
HubSpot, Inc. (a)	5,500	3,006
PTC, Inc. (a)	52,900	7,785
Tenable Holdings, Inc. (a)	217,500	9,868
Workiva, Inc. (a)	79,432	8,884
		89,437
Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp. (a)	117,300	5,279
TOTAL INFORMATION TECHNOLOGY		206,844
MATERIALS - 6.9%
Chemicals - 2.0%
Ashland, Inc.	106,300	9,209
RPM International, Inc.	166,300	16,587
Westlake Corp.	103,000	13,491
		39,287
Construction Materials - 1.3%
Eagle Materials, Inc.	98,200	18,591
Knife River Holding Co.	126,600	6,515
		25,106
Containers & Packaging - 0.8%
Aptargroup, Inc.	115,000	15,244
Metals & Mining - 2.1%
Cleveland-Cliffs, Inc. (a)	602,100	9,206
Lundin Mining Corp.	1,140,900	8,849
Reliance Steel & Aluminum Co.	84,600	24,108
		42,163
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	227,700	14,227
TOTAL MATERIALS		136,027
REAL ESTATE - 7.4%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Americold Realty Trust	185,600	6,245
CubeSmart	249,372	10,401
EastGroup Properties, Inc.	96,600	17,352
Equity Lifestyle Properties, Inc.	142,400	9,535
Essex Property Trust, Inc.	36,800	8,773
Four Corners Property Trust, Inc.	375,400	9,445
Lamar Advertising Co. Class A	121,400	11,074
Omega Healthcare Investors, Inc.	336,300	10,701
Postal Realty Trust, Inc.	711,830	10,272
Ryman Hospitality Properties, Inc.	28,600	2,432
SITE Centers Corp.	706,200	9,428
Tanger Factory Outlet Centers, Inc.	164,400	3,822
Terreno Realty Corp.	161,200	9,815
Ventas, Inc.	306,700	13,397
		132,692
Real Estate Management & Development - 0.7%
Doma Holdings, Inc. Class A (a)(b)	82,408	524
Jones Lang LaSalle, Inc. (a)	67,200	11,612
Zillow Group, Inc. Class C (a)	44,800	2,337
		14,473
TOTAL REAL ESTATE		147,165
UTILITIES - 3.1%
Electric Utilities - 0.9%
Allete, Inc.	73,100	4,013
OGE Energy Corp.	80,400	2,738
PNM Resources, Inc.	123,900	5,490
Portland General Electric Co.	119,255	5,231
		17,472
Gas Utilities - 0.8%
Atmos Energy Corp.	33,200	3,850
National Fuel Gas Co.	84,800	4,557
Southwest Gas Holdings, Inc.	104,400	6,465
		14,872
Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc. (b)	49,900	3,789
Multi-Utilities - 0.7%
Black Hills Corp.	120,700	6,639
NorthWestern Energy Corp.	139,900	7,051
		13,690
Water Utilities - 0.5%
Essential Utilities, Inc.	281,715	10,395
TOTAL UTILITIES		60,218
TOTAL COMMON STOCKS (Cost $1,684,557)		1,946,866

Convertible Bonds - 0.1%
	Principal Amount (d) (000s)	Value ($) (000s)
FINANCIALS - 0.1%
Financial Services - 0.1%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $1,520)	2,220	1,686

U.S. Treasury Obligations - 0.0%
	Principal Amount (d) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.32% to 5.39% 10/19/23 to 11/30/23 (e) (Cost $119)	120	119

Money Market Funds - 3.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.43% (f)	27,836,936	27,843
Fidelity Securities Lending Cash Central Fund 5.44% (f)(g)	48,588,384	48,593
TOTAL MONEY MARKET FUNDS (Cost $76,434)		76,436

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $1,762,630)	2,025,107
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(47,694)
NET ASSETS - 100.0%	1,977,413

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	7	Sep 2023	1,854	(55)	(55)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,692,000 or 0.1% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,000.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	56,961	451,117	480,235	1,161	2	(2)	27,843	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	29,703	554,826	535,936	268	-	-	48,593	0.2%
Total	86,664	1,005,943	1,016,171	1,429	2	(2)	76,436

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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